                                                  Filed Pursuant to Rule 497(e)
                                                Registration File No. 333-85415

                          Supplement dated May 11, 2004
                    to the Prospectus dated September 1, 2003
               as Amended and Supplemented through April 23, 2004

                                       of

                         CIF INFLATION-INDEXED BOND FUND
                             CIF SHORT DURATION FUND
                             CIF CORE PLUS BOND FUND

                                  Funds of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                 (THE "COMPANY")
                               15 OLD DANBURY ROAD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

                               ------------------

At a meeting of the Board of Directors held on April 22, 2004, the Board of Directors approved the closing and liquidation of the CIF Inflation-Indexed Bond Fund, CIF Short Duration Fund and CIF Core Plus Bond Fund (collectively, the "Funds"), each a portfolio of the Company. As of July 29, 2004, or such subsequent date as may be approved by the Board of Directors, the Funds will cease operations and initiate the orderly liquidation and distribution of the Funds' portfolios. Commonfund Asset Management Company, Inc., the Funds' investment adviser, will employ its best efforts to make alternative investments available to current shareholders of each Fund. As is the case with other redemptions, the mandatory redemption will constitute a taxable disposition of shares for shareholders who are subject to tax.

                          Supplement dated May 11, 2004
                   to the Prospectus dated September 1, 2003,
               as Amended and Supplemented through April 23, 2004

                                       of

                              CIF CORE EQUITY FUND
                               CIF SMALL CAP FUND
                          CIF INTERNATIONAL EQUITY FUND

                                  Funds of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                 (THE "COMPANY")
                               15 OLD DANBURY ROAD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

                               ------------------

At a meeting of the Board of Directors held on April 22, 2004, the Board of Directors approved the closing and liquidation of the CIF Core Equity Fund, CIF Small Cap Fund and CIF International Equity Fund (collectively, the "Funds"), each a portfolio of the Company. As of July 29, 2004, or such subsequent date as may be approved by the Board of Directors, the Funds will cease operations and initiate the orderly liquidation and distribution of the Funds' portfolios. Commonfund Asset Management Company, Inc., the Funds' investment adviser, will employ its best efforts to make alternative investments available to current shareholders of each Fund. As is the case with other redemptions, the mandatory redemption will constitute a taxable disposition of shares for shareholders who are subject to tax.

                          Supplement dated May 11, 2004
                    to the Prospectus dated February 1, 2004
               as Amended and Supplemented through April 23, 2004

                                       of

                             CIF ALL CAP EQUITY FUND

                                   Fund of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                 (THE "COMPANY")
                               15 OLD DANBURY ROAD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

                               ------------------


At a meeting of the Board of Directors held on April 22, 2004, the Board of Directors approved the closing and liquidation of the CIF All Cap Equity Fund (the "Fund"), a portfolio of the Company. As of July 29, 2004, or such subsequent date as may be approved by the Board of Directors, the Fund will cease operations and initiate the orderly liquidation and distribution of the Fund's portfolio. Commonfund Asset Management Company, Inc., the Fund's investment adviser, will employ its best efforts to make alternative investments available to the Fund's current shareholders. As is the case with other redemptions, the mandatory redemption will constitute a taxable disposition of shares for shareholders who are subject to tax.